AB Active ETFs, Inc.

AB Tax-Aware Long Municipal ETF

Portfolio of Investments

February 28, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.8%
Long-Term Municipal Bonds – 97.5%
Alabama – 3.1%
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	$150	$162,344
Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052	400	399,825
County of Jefferson AL Sewer Revenue (County of Jefferson AL Sewer Revenue) Series 2024 5.50%, 10/01/2053	100	108,334
Mobile County Industrial Development Authority (ArcelorMittal SA) Series 2024 5.00%, 06/01/2054	100	101,520
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	150	159,331

		931,354

Arizona – 10.6%
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020-A 4.00%, 07/15/2040(a)	125	118,400
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042	300	308,775
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2019-A 4.125%, 09/01/2042	500	490,630
Maricopa County Industrial Development Authority (Valley Christian Schools) Series 2023 6.375%, 07/01/2058(a)	150	152,221
Salt River Project Agricultural Improvement & Power District (Salt River Project Agricultural Improvement & Power District) Series 2023-A 5.00%, 01/01/2050	1,000	1,064,040
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	1,000	1,094,388

		3,228,454

	Principal Amount (000)	U.S. $ Value

California – 4.3%
California Community Choice Financing Authority (American General Life Insurance) Series 2024 5.00%, 08/01/2055	$200	$214,976
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024 5.00%, 11/01/2055	350	372,335
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)	100	86,929
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 9.50%, 01/01/2065(a) (b)	120	121,725
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 3.00%, 08/01/2056(a)	100	70,482
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021-B Zero Coupon, 06/01/2066	515	60,506
Series 2022 5.00%, 06/01/2051	360	373,346

		1,300,299

Colorado – 0.3%
Colorado Educational & Cultural Facilities Authority (Ascent Classical Academy Charter Schools) Series 2024 5.80%, 04/01/2054(a)	100	103,808

District of Columbia – 0.3%
District of Columbia (District of Columbia Union Market TIF Area) Series 2024-A 5.125%, 06/01/2034(a)	100	101,513

Florida – 1.3%
Capital Projects Finance Authority/FL (Navigator Academy of Leadership Obligated Group) Series 2024 5.00%, 06/15/2034(a)	100	102,340
City of Venice FL (Southwest Florida Retirement Center Obligated Group) Series 2024 5.625%, 01/01/2060(a)	100	102,710
Florida Development Finance Corp. (Brightline Trains Florida) AGM Series 2024 5.25%, 07/01/2053	100	104,281

	Principal Amount (000)	U.S. $ Value

Florida Development Finance Corp. (SFP - Tampa I LLC) Series 2024 5.25%, 06/01/2059(a)	$100	$100,362

		409,693

Georgia – 7.7%
Fayette County Development Authority (United States Soccer Federation) Series 2024 5.00%, 10/01/2044	100	105,152
5.25%, 10/01/2054	200	211,836
Main Street Natural Gas, Inc. (Macquarie Group Ltd.) Series 2019-A 5.00%, 05/15/2043	1,000	1,026,989
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2019 5.00%, 01/01/2063	1,000	1,017,580

		2,361,557

Guam – 0.9%
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 5.00%, 01/01/2030	250	265,268

Hawaii – 0.2%
City & County Honolulu HI Wastewater System Revenue (City & County Honolulu HI Wastewater System Revenue) Series 2020-A 2.624%, 07/01/2045	100	70,198

Illinois – 5.7%
Chicago Board of Education (Chicago Board of Education) Series 2023-A 5.00%, 12/01/2034	150	157,110
6.00%, 12/01/2049	300	324,255
Illinois Finance Authority (Southern Illinois Healthcare Obligated Group) Series 2017 5.00%, 03/01/2047	400	401,013
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2017 0.00%, 12/15/2042(c)	350	262,342
Series 2020 5.00%, 06/15/2050	310	317,723
State of Illinois (State of Illinois) Series 2023-B 5.50%, 05/01/2047	250	266,959

		1,729,402

	Principal Amount (000)	U.S. $ Value

Indiana – 2.3%
City of Valparaiso IN (Pratt Paper IN LLC) Series 2024 4.875%, 01/01/2044(a)	$100	$103,108
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-A 5.00%, 11/01/2054(a)	100	105,376
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2057	100	100,071
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 6.00%, 03/01/2053	150	160,823
Series 2023-F 7.75%, 03/01/2067	100	112,592
BAM Series 2023 5.25%, 03/01/2067	100	106,341

		688,311

Kentucky – 0.7%
Kentucky Public Energy Authority (BP PLC) Series 2024-B 5.00%, 01/01/2055	200	215,229

Maine – 0.7%
Finance Authority of Maine (Casella Waste Systems) Series 2024 4.625%, 12/01/2047(a)	200	204,976

Maryland – 1.8%
Maryland Economic Development Corp. (Purple Line Transit Partners) Series 2022 5.25%, 06/30/2047	370	385,642
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050	150	167,151

		552,793

Nevada – 0.3%
State of Nevada Department of Business & Industry (Desertxpress Enterprises) Series 2024 8.125%, 01/01/2050	100	103,343

New Hampshire – 3.3%
New Hampshire Business Finance Authority (University of Nevada Reno) BAM Series 2023 4.50%, 06/01/2053	1,000	1,002,849

	Principal Amount (000)	U.S. $ Value

New Jersey – 6.5%
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2023-B 5.25%, 06/15/2050	$825	$888,684
New Jersey Transportation Trust Fund Authority (State of New Jersey) Series 2024-C 5.00%, 06/15/2045	1,000	1,080,952

		1,969,636

New York – 10.0%
Empire State Development Corp. (New York State Sales Tax) Series 2023-A 5.00%, 03/15/2051	1,000	1,064,836
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2017 Zero Coupon, 11/15/2033	575	413,870
Series 2024-A 5.25%, 11/15/2049	510	548,739
New York Liberty Development Corp. (Goldman Sachs Headquarters) Series 2007 5.50%, 10/01/2037	500	599,679
New York Transportation Development Corp. (JFK NTO LLC) Series 2023 5.375%, 06/30/2060	100	103,489
Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2022 5.25%, 08/01/2041	200	214,971
Suffolk Regional Off-Track Betting Co. (Suffolk Regional Off-Track Betting) Series 2024 6.00%, 12/01/2053	100	103,725

		3,049,309

North Carolina – 3.8%
Greater Asheville Regional Airport Authority (Greater Asheville Regional Airport Authority) AGM Series 2023 5.00%, 07/01/2036	1,000	1,082,607
North Carolina Turnpike Authority (North Carolina Turnpike Authority) AGM Series 2024 Zero Coupon, 01/01/2052	250	68,699

		1,151,306

	Principal Amount (000)	U.S. $ Value

Ohio – 4.0%
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-B 5.00%, 06/01/2055	$100	$91,428
Port of Greater Cincinnati Development Authority (Duke Energy Convention Center Project) Series 2024 5.00%, 12/01/2053	100	104,355
State of Ohio (University Hospitals Health System Obligated Group) Series 2016 4.00%, 01/15/2046	1,100	1,026,690

		1,222,473

Oklahoma – 1.6%
Oklahoma Turnpike Authority (Oklahoma Turnpike Authority) Series 2025-B 5.00%, 01/01/2040(b)	250	278,518
University of Oklahoma (The) (University of Oklahoma/The) BAM Series 2024-A 5.00%, 07/01/2044	200	217,010

		495,528

Oregon – 1.5%
Port of Portland OR Airport Revenue (Port of Portland OR Airport Revenue) Series 2022-2 4.00%, 07/01/2047	500	467,434

Pennsylvania – 4.6%
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) Series 2022 5.50%, 06/30/2039	300	326,963
Pennsylvania State University (The) (Pennsylvania State University) Series 2023 5.25%, 09/01/2053	1,000	1,090,065

		1,417,028

Puerto Rico – 0.4%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2022-C Zero Coupon, 11/01/2043	166	104,193
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2051	100	24,788

		128,981

	Principal Amount (000)	U.S. $ Value

South Carolina – 5.2%
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health) Series 2020 5.00%, 12/01/2046	$1,000	$1,036,595
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 5.50%, 11/01/2054	500	548,930

		1,585,525

Tennessee – 1.4%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.125%, 12/01/2042(a)	280	271,567
Series 2016-B Zero Coupon, 12/01/2031(a)	100	69,941
Shelby County Health & Educational Facilities Board (Madrone Memphis Student Housing I) Series 2024 5.25%, 06/01/2056(a)	100	101,314

		442,822

Texas – 9.4%
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2024-B 5.50%, 07/15/2038	100	108,144
City of San Antonio TX Electric & Gas Systems Revenue (City of San Antonio TX Electric & Gas Systems Revenue) Series 2021-A 5.00%, 02/01/2037	500	545,155
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 5.25%, 01/01/2054(a)	100	102,716
Sherman Independent School District/TX (Sherman Independent School District/TX) Series 2023-B 5.00%, 02/15/2053	1,000	1,059,301
Texas Water Development Board (State Water Implementation Revenue Fund for Texas) Series 2023-A 5.00%, 10/15/2058	1,000	1,064,371

		2,879,687

	Principal Amount (000)	U.S. $ Value

Utah – 0.4%
Utah Infrastructure Agency (Utah Infrastructure Agency) Series 2024 5.50%, 10/15/2044	$100	$107,520

Virginia – 3.7%
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2022 4.00%, 05/15/2042	1,000	1,007,166
James City County Economic Development Authority (Williamsburg Landing Obligated Group) Series 2024-A 6.875%, 12/01/2058	100	110,623

		1,117,789

Wisconsin – 1.5%
Wisconsin Health & Educational Facilities Authority (Forensic Science & Protective Medicine Collaboration) Series 2024 5.00%, 08/01/2027(a)	150	152,877
Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.50%, 07/01/2044	200	212,557
Wisconsin Public Finance Authority (Wisconsin Public Finance Authority) Series 2024 5.75%, 12/01/2054(a)	100	102,491

		467,925

Total Long-Term Municipal Bonds (cost $29,479,215)		29,772,010

Short-Term Municipal Notes – 1.3%
Colorado – 1.0%
Colorado Educational & Cultural Facilities Authority (Michael Ann Russell Jewish Community Center) Series 2012 1.70%, 01/01/2039(d)	300	300,000

New York – 0.3%
City of New York NY (City of New York NY) Series 2013-D 1.50%, 08/01/2040(d)	100	100,000

Total Short-Term Municipal Notes (cost $400,000)		400,000

Total Municipal Obligations (cost $29,879,215)		30,172,010

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc.- Government Money Market Portfolio - Class AB, 4.24%(e) (f) (g) (cost $267,618)	267,618	$267,618

Total Investments – 99.7% (cost $30,146,833)(h)		30,439,628
Other assets less liabilities – 0.3%		80,309

Net Assets – 100.0%		$30,519,937

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	1,270	10/15/2028	CPI#	2.565%	Maturity	$(2,287)	$—	$(2,287)
USD	1,200	10/15/2029	2.569%	CPI#	Maturity	361	—	361
USD	1,100	10/15/2029	2.485%	CPI#	Maturity	4,618	—	4,618
USD	867	10/15/2029	2.499%	CPI#	Maturity	3,076	—	3,076
USD	867	10/15/2029	2.516%	CPI#	Maturity	2,391	—	2,391
USD	866	10/15/2029	2.451%	CPI#	Maturity	4,992	—	4,992
USD	1,330	10/15/2030	CPI#	2.531%	Maturity	(1,197)	—	(1,197)

						$11,954	$—	$11,954

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	200	10/15/2030	1 Day SOFR	4.092%	Annual	$3,364	$—	$3,364
USD	1,200	12/03/2031	1 Day SOFR	4.036%	Annual	18,906	—	18,906
USD	400	06/15/2034	3.543%	1 Day SOFR	Annual	10,804	48	10,756
USD	600	08/15/2034	3.304%	1 Day SOFR	Annual	28,394	—	28,394
USD	390	08/15/2034	3.907%	1 Day SOFR	Annual	(2,615)	—	(2,615)
USD	339	08/15/2034	3.844%	1 Day SOFR	Annual	(552)	—	(552)
USD	300	08/15/2034	3.231%	1 Day SOFR	Annual	15,579	—	15,579
USD	240	08/15/2034	3.450%	1 Day SOFR	Annual	8,396	—	8,396
USD	210	08/15/2034	3.183%	1 Day SOFR	Annual	11,645	—	11,645
USD	131	08/15/2034	3.856%	1 Day SOFR	Annual	(343)	—	(343)
USD	200	11/15/2044	1 Day SOFR	4.102%	Annual	5,834	—	5,834
USD	1,220	12/30/2044	1 Day SOFR	4.166%	Annual	46,610	—	46,610
USD	600	12/30/2044	1 Day SOFR	4.240%	Annual	29,248	—	29,248
USD	240	01/05/2045	1 Day SOFR	4.283%	Annual	13,141	—	13,141
USD	1,700	01/13/2045	1 Day SOFR	4.057%	Annual	39,296	—	39,296
USD	270	12/09/2053	3.584%	1 Day SOFR	Annual	9,264	(110)	9,374
USD	650	11/15/2054	3.924%	1 Day SOFR	Annual	(18,855)	(323)	(18,532)
USD	400	02/05/2055	3.942%	1 Day SOFR	Annual	(13,290)	—	(13,290)

						$204,826	$(385)	$205,211

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2025, the aggregate market value of these securities amounted to $2,274,856 or 7.5% of net assets.

(b)	When-Issued or delayed delivery security.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at February 28, 2025.
(d)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(e)	The rate shown represents the 7-day yield as of period end.
(f)	Affiliated investments.
(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)

As of February 28, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $614,109 and gross unrealized depreciation of investments was $(104,149), resulting in net unrealized appreciation of $509,960.

As of February 28, 2025, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 8.6% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

SOFR – Secured Overnight Financing Rate

AB Active ETFs, Inc.

AB Tax-Aware Long Municipal ETF

February 28, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$29,772,010	$—	$29,772,010
Short-Term Municipal Notes	—	400,000	—	400,000
Short-Term Investments	267,618	—	—	267,618

Total Investments in Securities	267,618	30,172,010	—	30,439,628
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	15,438	—	15,438
Centrally Cleared Interest Rate Swaps	—	240,481	—	240,481
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		(3,484)		(3,484)
Centrally Cleared Interest Rate Swaps	—	(35,655)	—	(35,655)

Total	$267,618	$30,388,790	$—	$30,656,408

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2025 is as follows:

Fund	Market Value 11/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$256	$2,106	$2,094	$268	$2